SHARE-BASED COMPENSATION (Details 8) - $ / shares	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
Weighted-Average Stock Price	$ 2.65	$ 4.10
Weighted-Average Volatility	83.30%	72.00%
Restricted Stock [Member]
Weighted-Average Stock Price	$ 0	$ 5.07
Weighted-Average CDN to USD Conversion Rate	$ 0	$ 0.76
Weighted-Average Volatility	0.00%	72.00%
Weighted-Average Months		28 years 8 months 19 days